INVENTORY	12 Months Ended
Dec. 31, 2023
Schedule Of Inventories
INVENTORY

6. INVENTORY

	December 31, 2023	December 31, 2022
Finished goods	$904,858	$542,934
Parts	691,678	513,008
	$1,596,536	$1,055,942

During the year ended December 31, 2023, $3,738,980 (2022 - $6,048,348; 2021 – $3,420,713) of inventory was recognized in cost of sales including an allowance for obsolete and slow-moving inventory of $331,671 (2022 - $1,976,514; 2021 - $nil).

Cost of sales consist of the following:

	December 31, 2023	December 31, 2022	December 31, 2021
Inventory	$3,738,980	$6,048,348	$3,420,713
Consulting and services	549,448	730,170	679,345
Other	202,300	35,866	310,719
	$4,490,728	$6,814,384	$4,410,777